Exchange Rate Differences on Gold and Foreign Currency - Summary of Gold and Foreign Currency Quotation Differences (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 20,137,815	$ 8,755,406	$ 20,721,187
For Purchase sale of foreign currency
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	8,558,152	4,024,806	14,998,837
For Valuation of Assets and Liabilities in Foreign Currency
Disclosure Of Transactions In Foreign Currency [line items]
Gains losses on exchange differences on translation recognised in profit or loss	$ 11,579,663	$ 4,730,600	$ 5,722,350